Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Taxation
Amount credited/(expensed) in income statement	€ (1,266)	€ 716
Gross deferred tax asset	37,383	38,917
Gross deferred tax liability	(4,721)	(4,826)
Less amounts unrecognised	(14,427)	(14,613)
Deferred tax assets and liabilities
Deferred tax assets	19,033	20,177	€ 19,316
Deferred tax liabilities	(798)	(699)	(771)
Net deferred tax assets	18,235	19,478	€ 18,545
Tangible assets
Taxation
Amount credited/(expensed) in income statement	(6)	(176)
Gross deferred tax asset	2,831	2,656
Gross deferred tax liability	(1,133)	(1,174)
Less amounts unrecognised	0	10
Deferred tax assets and liabilities
Net deferred tax assets	1,698	1,492
Intangible assets
Taxation
Amount credited/(expensed) in income statement	133	354
Gross deferred tax asset	266	367
Gross deferred tax liability	(1,036)	(1,177)
Less amounts unrecognised	(3)	11
Deferred tax assets and liabilities
Net deferred tax assets	(773)	(799)
Tax losses
Taxation
Amount credited/(expensed) in income statement	(1,256)	455
Gross deferred tax asset	31,367	32,830
Gross deferred tax liability		0
Less amounts unrecognised	(13,843)	(14,051)
Deferred tax assets and liabilities
Net deferred tax assets	17,524	18,779
Treasury related items
Taxation
Amount credited/(expensed) in income statement	(43)	19
Gross deferred tax asset	583	594
Gross deferred tax liability	(214)	(138)
Less amounts unrecognised	(568)	(569)
Deferred tax assets and liabilities
Net deferred tax assets	(199)	(113)
Temporary differences relating to revenue recognition
Taxation
Amount credited/(expensed) in income statement	(28)	(61)
Gross deferred tax asset	83	2
Gross deferred tax liability	(789)	(677)
Less amounts unrecognised		0
Deferred tax assets and liabilities
Net deferred tax assets	(706)	(675)
Temporary differences relating to leases
Taxation
Amount credited/(expensed) in income statement	(28)	(16)
Gross deferred tax asset	1,537	1,576
Gross deferred tax liability	(1,340)	(1,354)
Less amounts unrecognised		0
Deferred tax assets and liabilities
Net deferred tax assets	197	222
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	(38)	141
Gross deferred tax asset	716	892
Gross deferred tax liability	(209)	(306)
Less amounts unrecognised	(13)	(14)
Deferred tax assets and liabilities
Net deferred tax assets	€ 494	€ 572